STOCK-BASED COMPENSATION - Narrative (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Intrinsic value of options exercised	$ 0	$ 0
Unrecognized compensation cost	12,931.344000000	0
Global Employee Share Plan (GESP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	9,000,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	$ 42,000,000	$ 60,000,000
Vesting period	3 years
Weighted average remaining contractual life	1 year 69 days	1 year 33 days
Number of units outstanding (shares) | shares	4,537,000	6,452,000	6,627,000
Fair value of shares outstanding	$ 37,700,000	$ 58,600,000	$ 24,600,000
RSUs | Acacia Mining PLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares outstanding	$ 2,000,000	$ 3,000,000
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years 6 months
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum election amount of required annual retainer	100.00%
Number of units outstanding (shares) | shares	725,000	573,000	465,000
Fair value of shares outstanding	$ 11,600,000	$ 9,200,000	$ 3,500,000
DSUs | Acacia Mining PLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares outstanding	$ 0	$ 1,000,000
PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of units outstanding (shares) | shares	0	489
Fair value of shares outstanding		$ 6,000,000
PRSUs | Acacia Mining PLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares outstanding	$ 0	$ 8,000,000
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (shares) | shares	2,174	1,536
Fair value of shares outstanding	$ 14,000,000	$ 11,000,000
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	$ 400,000	300,000
Vesting period	1 year
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	$ 0	$ 0
Vesting period	4 years
Exercise period	7 years
Number of shares available for grant (shares) | shares	1,000	2,100
Recognition period	1 year	1 year